Equity-based compensation - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 20, 2019	Mar. 25, 2019	Oct. 14, 2014	Aug. 31, 2019	Jun. 30, 2019	Jan. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserve for future issuance						31,477,391			31,205,249	31,477,391
Intrinsic value							$ 1,728	$ 1,658	$ 1,355	$ 528
Weighted average Term							2 years 11 months 23 days			1 year 11 months 23 days
Option plan expense							$ 2,051	$ 950	1,447,199	$ 805
Unrecognized compensation cost to stock option						$ 3,195	6,975			$ 3,195
Incremental expense associated with the modification of stock options							$ 173
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award							For such executive officers that elected to receive restricted stock units, such award was granted immediately after such election with a value equal to the portion of the target bonus opportunity that the executive officer elected not to receive in cash, and such award vests based on the achievement of the Company’s pre-defined performance targets. Further, such executive officer may earn up to 200% of the target number of restricted stock units based on actual performance, provided that certain stipulations are met.
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognised compensation costs							$ 3,779		155
Restricted stock expense							$ 1,781		$ 7
Expiration date		2026-03
RSU's granted		390,794
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest option		10.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest option		20.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest option		30.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest option		40.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted				72,126
Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted				4,873
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted	58,589
2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							151,548		151,548
Expiration date			2017-08
Number of shares available for issuance			4,424,986
Common stock reserve for future issuance									42,213
2018 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized						3,048,490
2019 Stock Option And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest option					25.00%	25.00%
Common stock reserve for future issuance					2,139,683		2,129,560
Percentage increase in number of shares reserved					5.00%
2019 Stock Option And Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
vesting term					6 months
2019 Stock Option And Incentive Plan [Member] | Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
vesting term					4 years
2019 Employee Stock Purchse Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserve for future issuance					855,873		855,873